Concentration of Major Customers (Details) - Customer Concentration Risk [Member]		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Major Customer One [Member] | Accounts Receivable [Member]
Concentration of Major Customers [Line Items]
Customers risk percentage	38.00%	67.00%
Major Customer One [Member] | Revenue Benchmark [Member]
Concentration of Major Customers [Line Items]
Customers risk percentage		55.00%	100.00%
Major Customer Two [Member] | Accounts Receivable [Member]
Concentration of Major Customers [Line Items]
Customers risk percentage	37.00%	33.00%
Major Customer Two [Member] | Revenue Benchmark [Member]
Concentration of Major Customers [Line Items]
Customers risk percentage	37.00%	23.00%
Major Customer Three [Member] | Accounts Receivable [Member]
Concentration of Major Customers [Line Items]
Customers risk percentage	25.00%
Major Customer Three [Member] | Revenue Benchmark [Member]
Concentration of Major Customers [Line Items]
Customers risk percentage	25.00%